Note 11 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2019, amount		$ 3,000
2019, weighted interest rate		1.86%
2020, amount	$ 2,000	$ 2,000
2020, weighted interest rate	2.00%	2.00%
2021, amount	$ 5,000	$ 3,000
2021, weighted interest rate	2.20%	2.05%
2022, amount	$ 7,171	$ 3,000
2022, weighted interest rate	2.10%	2.18%
2023, amount	$ 7,000	$ 3,000
2023, weighted interest rate	2.16%	2.33%
2024, amount	$ 5,100	$ 1,000
2024, weighted interest rate	2.28%
Total FHLB long-term debt, amount	$ 26,271	$ 15,000
Total FHLB long-term debt, weighted interest rate	2.16%	2.12%